Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000198231 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Emerging Markets Fund
Class Name	Class K Shares
Trading Symbol	BLSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$47	0.83%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 55,996,878
Holdings Count | Holding	257
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$55,996,878
Number of Portfolio Holdings	257
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	28.3%
Taiwan	19.5%
India	13.3%
South Korea	13.1%
United States	5.3%
Brazil	2.7%
Saudi Arabia	2.4%
South Africa	2.2%
Poland	1.7%
Mexico	1.6%
Other#	9.0%
Other Assets Less Liabilities	0.9%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000103257 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Emerging Markets Fund
Class Name	Investor C Shares
Trading Symbol	BLSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$109	1.92%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.92%	[2]
Net Assets	$ 55,996,878
Holdings Count | Holding	257
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$55,996,878
Number of Portfolio Holdings	257
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	28.3%
Taiwan	19.5%
India	13.3%
South Korea	13.1%
United States	5.3%
Brazil	2.7%
Saudi Arabia	2.4%
South Africa	2.2%
Poland	1.7%
Mexico	1.6%
Other#	9.0%
Other Assets Less Liabilities	0.9%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000103256 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Emerging Markets Fund
Class Name	Investor A Shares
Trading Symbol	BLSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$67	1.17%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.17%	[3]
Net Assets	$ 55,996,878
Holdings Count | Holding	257
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$55,996,878
Number of Portfolio Holdings	257
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	28.3%
Taiwan	19.5%
India	13.3%
South Korea	13.1%
United States	5.3%
Brazil	2.7%
Saudi Arabia	2.4%
South Africa	2.2%
Poland	1.7%
Mexico	1.6%
Other#	9.0%
Other Assets Less Liabilities	0.9%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000103258 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	BLSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.87%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.87%	[4]
Net Assets	$ 55,996,878
Holdings Count | Holding	257
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$55,996,878
Number of Portfolio Holdings	257
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	28.3%
Taiwan	19.5%
India	13.3%
South Korea	13.1%
United States	5.3%
Brazil	2.7%
Saudi Arabia	2.4%
South Africa	2.2%
Poland	1.7%
Mexico	1.6%
Other#	9.0%
Other Assets Less Liabilities	0.9%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000121567 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Market Neutral Fund
Class Name	Institutional Shares
Trading Symbol	BDMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$69	1.34%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.34%	[5]
Net Assets	$ 7,239,483,717
Holdings Count | Holding	6,364
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,239,483,717
Number of Portfolio Holdings	6,364
Portfolio Turnover Rate	68%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	19.4%	18.4%	37.8%
Japan	11.2%	11.1%	22.3%
United Kingdom	3.4%	2.6%	6.0%
Canada	2.7%	2.7%	5.4%
Australia	2.2%	2.3%	4.5%
France	2.0%	1.6%	3.6%
Germany	1.7%	1.5%	3.2%
Switzerland	1.1%	1.3%	2.4%
Italy	1.5%	0.7%	2.2%
Netherlands	0.5%	1.4%	1.9%
Other#	4.6%	6.1%	10.7%
	50.3	49.7	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000121568 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Market Neutral Fund
Class Name	Investor A Shares
Trading Symbol	BDMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$82	1.59%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.59%	[6]
Net Assets	$ 7,239,483,717
Holdings Count | Holding	6,364
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,239,483,717
Number of Portfolio Holdings	6,364
Portfolio Turnover Rate	68%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	19.4%	18.4%	37.8%
Japan	11.2%	11.1%	22.3%
United Kingdom	3.4%	2.6%	6.0%
Canada	2.7%	2.7%	5.4%
Australia	2.2%	2.3%	4.5%
France	2.0%	1.6%	3.6%
Germany	1.7%	1.5%	3.2%
Switzerland	1.1%	1.3%	2.4%
Italy	1.5%	0.7%	2.2%
Netherlands	0.5%	1.4%	1.9%
Other#	4.6%	6.1%	10.7%
	50.3	49.7	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000121569 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Market Neutral Fund
Class Name	Investor C Shares
Trading Symbol	BDMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$119	2.31%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.31%	[7]
Net Assets	$ 7,239,483,717
Holdings Count | Holding	6,364
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,239,483,717
Number of Portfolio Holdings	6,364
Portfolio Turnover Rate	68%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	19.4%	18.4%	37.8%
Japan	11.2%	11.1%	22.3%
United Kingdom	3.4%	2.6%	6.0%
Canada	2.7%	2.7%	5.4%
Australia	2.2%	2.3%	4.5%
France	2.0%	1.6%	3.6%
Germany	1.7%	1.5%	3.2%
Switzerland	1.1%	1.3%	2.4%
Italy	1.5%	0.7%	2.2%
Netherlands	0.5%	1.4%	1.9%
Other#	4.6%	6.1%	10.7%
	50.3	49.7	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000166017 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Market Neutral Fund
Class Name	Class K Shares
Trading Symbol	BGCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$65	1.26%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%	[8]
Net Assets	$ 7,239,483,717
Holdings Count | Holding	6,364
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,239,483,717
Number of Portfolio Holdings	6,364
Portfolio Turnover Rate	68%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	19.4%	18.4%	37.8%
Japan	11.2%	11.1%	22.3%
United Kingdom	3.4%	2.6%	6.0%
Canada	2.7%	2.7%	5.4%
Australia	2.2%	2.3%	4.5%
France	2.0%	1.6%	3.6%
Germany	1.7%	1.5%	3.2%
Switzerland	1.1%	1.3%	2.4%
Italy	1.5%	0.7%	2.2%
Netherlands	0.5%	1.4%	1.9%
Other#	4.6%	6.1%	10.7%
	50.3	49.7	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000223507 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Defensive Advantage Emerging Markets Fund
Class Name	Class K Shares
Trading Symbol	BKDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$42	0.81%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[9]
Net Assets	$ 12,155,588
Holdings Count | Holding	173
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,155,588
Number of Portfolio Holdings	173
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	24.0%
India	18.8%
Taiwan	12.2%
Saudi Arabia	7.4%
South Korea	6.3%
United Arab Emirates	5.5%
Malaysia	5.1%
United States	3.5%
Kuwait	3.2%
Qatar	3.1%
Other#	12.0%
Liabilities in Excess of Other Assets	(1.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Samsung Electronics Co. Ltd.	1.5%
Etihad Etisalat Co.	1.5%
Tata Consultancy Services Ltd.	1.5%
Ooredoo QPSC	1.5%
ASPEED Technology, Inc.	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
KT Corp.	1.4%
Bharti Airtel Ltd.	1.4%
Malayan Banking Bhd.	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Samsung Electronics Co. Ltd.	1.5%
Etihad Etisalat Co.	1.5%
Tata Consultancy Services Ltd.	1.5%
Ooredoo QPSC	1.5%
ASPEED Technology, Inc.	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
KT Corp.	1.4%
Bharti Airtel Ltd.	1.4%
Malayan Banking Bhd.	1.4%
(a)Excludes short-term securities.
C000223508 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Defensive Advantage Emerging Markets Fund
Class Name	Investor A Shares
Trading Symbol	BADEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$58	1.11%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%	[10]
Net Assets	$ 12,155,588
Holdings Count | Holding	173
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,155,588
Number of Portfolio Holdings	173
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	24.0%
India	18.8%
Taiwan	12.2%
Saudi Arabia	7.4%
South Korea	6.3%
United Arab Emirates	5.5%
Malaysia	5.1%
United States	3.5%
Kuwait	3.2%
Qatar	3.1%
Other#	12.0%
Liabilities in Excess of Other Assets	(1.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Samsung Electronics Co. Ltd.	1.5%
Etihad Etisalat Co.	1.5%
Tata Consultancy Services Ltd.	1.5%
Ooredoo QPSC	1.5%
ASPEED Technology, Inc.	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
KT Corp.	1.4%
Bharti Airtel Ltd.	1.4%
Malayan Banking Bhd.	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Samsung Electronics Co. Ltd.	1.5%
Etihad Etisalat Co.	1.5%
Tata Consultancy Services Ltd.	1.5%
Ooredoo QPSC	1.5%
ASPEED Technology, Inc.	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
KT Corp.	1.4%
Bharti Airtel Ltd.	1.4%
Malayan Banking Bhd.	1.4%
(a)Excludes short-term securities.
C000223506 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Defensive Advantage Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	BIDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.86%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[11]
Net Assets	$ 12,155,588
Holdings Count | Holding	173
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,155,588
Number of Portfolio Holdings	173
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	24.0%
India	18.8%
Taiwan	12.2%
Saudi Arabia	7.4%
South Korea	6.3%
United Arab Emirates	5.5%
Malaysia	5.1%
United States	3.5%
Kuwait	3.2%
Qatar	3.1%
Other#	12.0%
Liabilities in Excess of Other Assets	(1.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Samsung Electronics Co. Ltd.	1.5%
Etihad Etisalat Co.	1.5%
Tata Consultancy Services Ltd.	1.5%
Ooredoo QPSC	1.5%
ASPEED Technology, Inc.	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
KT Corp.	1.4%
Bharti Airtel Ltd.	1.4%
Malayan Banking Bhd.	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Samsung Electronics Co. Ltd.	1.5%
Etihad Etisalat Co.	1.5%
Tata Consultancy Services Ltd.	1.5%
Ooredoo QPSC	1.5%
ASPEED Technology, Inc.	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
KT Corp.	1.4%
Bharti Airtel Ltd.	1.4%
Malayan Banking Bhd.	1.4%
(a)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.